Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties

The following balances are outstanding at the reporting date in relation to transactions with related parties:

	As of June 30,	As of December 31,
	2026	2025
	$	$

Current receivables:
Receivables from related parties	738,882	-

Current payables:
Payables to related parties	-	440,348

Non-current payables:
Payables to related parties	-	61,466